Summary of Status of Outstanding Notes (Parenthetical) (Detail) (USD $)																		9 Months Ended		1 Months Ended
	Sep. 30, 2012	Oct. 07, 2011	Jun. 12, 2011	Jan. 31, 2011	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Jun. 18, 2011 EC and WS Family Trust	May 04, 2011 EC and WS Family Trust	Jan. 31, 2011 Chief Executive Officer and Executive Chairman	Sep. 30, 2012 Promissory Note	Sep. 30, 2012 Promissory Note EC and WS Family Trust	Dec. 12, 2010 Promissory Note Targeted Medical Pharma, Inc	Jun. 12, 2011 Promissory Note Dr. Shell	Jun. 12, 2011 Promissory Note Ms. Charuvastra	Sep. 30, 2012 Promissory Note Mr. Giffon	Jun. 12, 2011 Promissory Note Mr. Giffon
Notes Payable [Line Items]
Promissory note issued	$ 5,657,448																$ 440,000		$ 200,000	$ 300,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Promissory note interest rate																				8.00%
Promissory note interest rate		3.95%	8.00%	6.00%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.25%	3.95%	6.00%
Promissory note, maturity date																				Jun. 12, 2011
Promissory note interest rate																		3.25%
Debt instrument,Extended maturity date																		Dec. 15, 2015